Note 1 - Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Basic
Continuing operations earnings (loss)	$ 51,188	$ (36,483)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	51,165	(36,506)
Earnings (loss) attributable to participating preferred shareholders	206	(143)
Earnings (loss) attributable to common shareholders	$ 50,959	$ (36,363)
Weighted average common shares outstanding (in shares)	9,264	9,652
Basic earnings (loss) from continuing operations per common share (in dollars per share)	$ 5.50	$ (3.77)
Diluted
Earnings (loss) attributable to common shareholders	$ 50,959	$ (36,363)
Add dividends on convertible preferred stock	20
Earnings (loss) attributable to common stock on a diluted basis	$ 50,979	$ (36,363)
Weighted average common shares outstanding (in shares)	9,264	9,652
Additional shares to be issued related to the equity compensation plan (in shares)	2
Additional shares to be issued under full conversion of preferred stock (in shares)	67
Total shares for diluted (in shares)	9,333	9,652
Diluted earnings (loss) from continuing operations per share (in dollars per share)	$ 5.46	$ (3.77)
Discounted Operations, Basic
Discontinued operations earnings	$ 1,147	$ 42,230
Deduct preferred stock dividends	23	23
Undistributed earnings	1,124	42,207
Earnings attributable to participating preferred shareholders	5	166
Earnings attributable to common shareholders	$ 1,119	$ 42,041
Weighted average common shares outstanding (in shares)	9,264	9,652
Basic earnings from discontinued operations per common share (in dollars per share)	$ 0.12	$ 4.36
Discounted Operations, Diluted
Earnings attributable to common shareholders	$ 1,119	$ 42,041
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$ 1,139	$ 42,061
Weighted average common shares outstanding (in shares)	9,264	9,652
Additional shares to be issued related to the equity compensation plan (in shares)	2	3
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67
Total shares for diluted (in shares)	9,333	9,722
Diluted earnings from discontinued operations per share (in dollars per share)	$ 0.12	$ 4.33